Note 3 - Summary of Significant Accounting Policies - Significant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Canadian Dollars spent in Canada and Cuba [member]
Statement Line Items [Line Items]
Closing rate		2.638	2.4214	2.8124
Average rate		2.4567	2.6348	2.5661
Dominican Pesos spent in the Dominican Republic [member]
Statement Line Items [Line Items]
Closing rate		0.0685	0.07	0.086
Average rate		0.0674	0.0755	0.0725
US Dollars spent in Ecuador, Panama and Cuba [member]
Statement Line Items [Line Items]
Closing rate	[1],[2]	3.308	3.2591	3.9048
Average rate	[1],[2]	3.2017	3.4749	3.2596
Quetzal spent in Guatemala [member]
Statement Line Items [Line Items]
Closing rate		0.45	0.4343	0.5129
Average rate		0.4344	0.457	0.4265
Novo Sol spent in Peru [member]
Statement Line Items [Line Items]
Closing rate	[2]		0.972	1.144
Average rate	[2]		1.0269	1.0396
Argentinean Peso spent in Argentina [member]
Statement Line Items [Line Items]
Closing rate		0.1762	0.2056	0.3003
Average rate		0.1931	0.2354	0.3581
Bolivian Peso spent in Bolivia [member]
Statement Line Items [Line Items]
Closing rate		0.4753	0.4683	0.561
Average rate		0.46	0.4993	0.4683
Guarani spent in Paraguai [member]
Statement Line Items [Line Items]
Closing rate		0.0006	0.0006	0.0007
Average rate		0.0006	0.0006	0.0006
Uruguayan Peso spent in Uruguay [member]
Statement Line Items [Line Items]
Closing rate		0.1151	0.1114	0.1304
Average rate		0.1116	0.1166	0.1197
Chilean Peso spent in Chile [member]
Statement Line Items [Line Items]
Closing rate		0.0054	0.0049	0.0055
Average rate		0.0049	0.0051	0.005
Peso colombiano spent in Colombia [member]
Statement Line Items [Line Items]
Closing rate	[2]		0.0011	0.0012
Average rate	[2]		0.0011	0.0012
Barbadian Dollar spent in Barbados [member]
Statement Line Items [Line Items]
Closing rate		1.6307	1.6075
Average rate		1.5783	1.7139

[1]	The functional currency of Cuba, the Cuban convertible peso ("CUC"), has a fixed parity with the dollar ("USD") at balance sheet date.
[2]	Until December 31, 2016, due to exchange of shareholdings, according the Note 1 - Corporate information.